Mobile Financial Services activities - Maturities of financial liabilities - Tabular disclosure (Details) - Operating segments [member] - Mobile Finance Services € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 3,205
Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,787
Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	837
Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	325
Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	256
Not later than one year [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	2,906
Not later than one year [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,787
Not later than one year [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	776
Not later than one year [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	119
Not later than one year [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	224
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	266
Later than two years and not later than five years [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	60
Later than two years and not later than five years [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	206
Later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	32
Later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 32